Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Net Loss	$ (1,170,812)	$ (60,529)
Adjustments for non-cash items:
Depreciation and amortization	63,423	65,462
Unrealized foreign exchange gain	2,364	6,438
Deferred tax benefit	(49,601)	(3,730)
Interest expense, net	11,202	25,516
Share based compensation	13,970	80,841
Other income, net	(1,815)	(31,975)
Impairment expense on goodwill and intangible assets	1,205,731	578
Allowance for credit losses and other	5,888	5,985
Non-cash lease expense	2,269	2,462
Movements in working capital:
Accounts receivable, net	(14,529)	(20,856)
Prepaid expenses, other current assets, and related party receivables	(5,151)	(3,813)
Settlement receivables, net	22,447	14,379
Accounts payable, other liabilities, and related party payables	(1,189)	(9,309)
Funds payable and amounts due to customers	418,944	(21,272)
Income tax payable	707	(1,437)
Net cash flows provided by operating activities	503,848	48,740
Cash flows from investing activities
Purchase of property, plant & equipment	(650)	(412)
Purchase of merchant portfolios	(10,364)	(1,644)
Purchase of other intangible assets	(19,989)	(14,994)
Acquisition of businesses, net of cash acquired	(424,722)	(23,531)
Net cash flows used in investing activities	(455,725)	(40,581)
Cash flows from financing activities
Cash settled equity awards	(154)	0
Proceeds from exercise of warrants	3	0
Net cash inflow from reorganization and recapitalization	0	1,167,874
Payment of equity issuance costs	0	(133,422)
Proceeds from loans and borrowings	50,000	0
Repayment of loans and borrowings	(60,885)	(1,155,743)
Payment of debt issuance costs	(6,261)	0
Payments under derivative financial instruments, net	0	(4,693)
Proceeds under line of credit	150,000	150,000
Repayments under line of credit	(150,000)	(150,000)
Contingent consideration paid	(1,436)	(970)
Net cash flows used in financing activities	(18,733)	(126,954)
Effect of foreign exchange rate changes	(31,068)	(62,402)
Decrease in cash and cash equivalents, including customer accounts and other restricted cash during the period	(1,678)	(181,197)
Cash and cash equivalents, including customer accounts and other restricted cash at beginning of the period	1,971,718	1,763,852
Cash and cash equivalents at end of the period, including customer accounts and other restricted cash	1,970,040	1,582,655
Supplemental cash flow disclosures:
Cash paid for interest	14,754	36,853
Cash paid / (received) for Income taxes, net	5,480	(769)
Cash and cash equivalents	258,046	274,438
Customer accounts and other restricted cash, net	1,711,994	1,308,217
Total cash and cash equivalents, including customer accounts and other restricted cash, net	$ 1,970,040	$ 1,582,655